Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity

Note 15. Equity

Ordinary Shares

On April 10, 2024, the Company passed shareholder resolutions and board resolutions to change its share capital from USD 50,000 divided into 5,000,000 Ordinary Shares of par value USD 0.01 each, among which 300,000 Ordinary Shares of par value USD 0.01 each are issued, to USD 50,000 divided into 500,000,000 Ordinary Shares of par value USD 0.0001 each, among which 12,500,000 Ordinary Shares of par value USD 0.0001 each are issued.

To change the Company’s share capital, each shareholder surrendered, and the Company accepted the surrender of such number of Ordinary Shares as set forth next to the name of each shareholder in the table below:

Name of Surrendering Shareholder	No. of Shares immediately before Shares Sub-division	No. of Shares immediately after Shares Sub-division	No. of Surrendered Share	No. of Shares after Share Sub-division and Surrender
LIANKEN ENTERPRISE LIMITED	105,039	10,503,900	6,127,275	4,376,625
TIANHUA ENTERPRISE LIMITED	89,370	8,937,000	5,213,250	3,723,750
XINGCAN ENTERPRISE LIMITED	54,120	5,412,000	3,157,000	2,255,000
WEIBO ENTERPRISE LIMITED	33,471	3,347,100	1,952,475	1,394,625
Kerui Enterprise Limited	18,000	1,800,000	1,050,000	750,000
Total:	300,000	30,000,000	17,500,000	12,500,000

Statutory reserve

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with the PRC GAAP.

Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with the PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors of the Company. As of December 31, 2024 and 2023, the balance of the required statutory reserves was $361,083 and $200,229, respectively.